Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Currently payable (refundable):
Federal	$ 2,116	$ 1,181	$ (2,745)
State	219	167	230
Foreign	1,200	1,369	753
Total current income tax expense	3,535	2,717	(1,762)
Deferred tax (benefit) provision	54	(177)	3,428
Total tax provision (benefit)	$ 3,589	$ 2,540	$ 1,666